Intangible Assets	3 Months Ended
Mar. 31, 2026
Intangible Assets [Abstract]
Intangible assets

13 Intangible assets

Changes in intangible assets:

	Balance at January 1, 2026	Additions	Disposals	Amortization	Exchange rate variation	Balance at March 31, 2026
Amortizing:
Trademarks	295,217	968	—	(6,842)	(4,459)	284,884
Softwares	33,339	1,553	(72)	(2,192)	1,697	34,325
Customer relationships	358,275	—	—	(16,536)	(3,118)	338,621
Supplier contract	18,513	—	—	(936)	722	18,299
Others	6,391	7,276	(698)	(1,871)	365	11,463
Non-amortizing:
Trademarks	1,102,299	74	—	—	2,123	1,104,496
Water rights	11,558	3,200	—	—	84	14,842
	1,825,592	13,071	(770)	(28,377)	(2,586)	1,806,930

	Balance at January 1, 2025	Additions	Disposals	Amortization	Exchange rate variation	Balance at March 31, 2025
Amortizing:
Trademarks	293,519	300	—	(6,780)	10,339	297,378
Softwares	30,611	1,214	(984)	(1,597)	2,234	31,478
Customer relationships	408,149	685	—	(16,641)	5,789	397,982
Commercial rights assignment	—	—	—	—	9,177	9,177
Supplier contracts	20,548	—	—	(900)	1,023	20,671
Others	13,975	2,249	(3,773)	(1,647)	(8,164)	2,640
Non-amortizing:
Trademarks	1,025,095	94	—	—	29,612	1,054,801
Water rights	11,302	—	—	—	37	11,339
	1,803,199	4,542	(4,757)	(27,565)	50,047	1,825,466